Fees Summary	May 08, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	146,535.69
Total Transaction Valuation	1,061,083,918.00
Total Offset Amount	0.00
Net Fee	$ 146,535.69
Offering Table N/A
Offset Table N/A	N/A